Annual Fund Operating Expenses - Class A C I R T and W Shares - Voya Mid Cap Research Enhanced Index Fund	Sep. 30, 2020
Class A
Operating Expenses:
Management Fees	0.55%
Distribution and/or Services (12b-1) Fees	0.25%
Other Expenses	0.40%
Total Annual Fund Operating Expenses	1.20%
Waivers and Reimbursements	(0.25%)	[1]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	0.95%
Class C
Operating Expenses:
Management Fees	0.55%
Distribution and/or Services (12b-1) Fees	0.75%
Other Expenses	0.40%
Total Annual Fund Operating Expenses	1.70%
Waivers and Reimbursements	(0.25%)	[1]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	1.45%
Class I
Operating Expenses:
Management Fees	0.55%
Distribution and/or Services (12b-1) Fees	none
Other Expenses	0.34%
Total Annual Fund Operating Expenses	0.89%
Waivers and Reimbursements	(0.19%)	[1]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	0.70%
Class R
Operating Expenses:
Management Fees	0.55%
Distribution and/or Services (12b-1) Fees	0.50%
Other Expenses	0.40%
Total Annual Fund Operating Expenses	1.45%
Waivers and Reimbursements	(0.25%)	[1]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	1.20%
Class T
Operating Expenses:
Management Fees	0.55%
Distribution and/or Services (12b-1) Fees	0.25%
Other Expenses	0.40%
Total Annual Fund Operating Expenses	1.20%
Waivers and Reimbursements	(0.25%)	[1]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	0.95%
Class W
Operating Expenses:
Management Fees	0.55%
Distribution and/or Services (12b-1) Fees	none
Other Expenses	0.40%
Total Annual Fund Operating Expenses	0.95%
Waivers and Reimbursements	(0.25%)	[1]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	0.70%

[1]	The adviser is contractually obligated to limit expenses to 1.00%, 1.50%, 0.75%, 1.25%, 1.00% and 0.75% for Class A, Class C, Class I, Class R, Class T and Class W shares respectively, through October 1, 2021. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. In addition, the adviser is contractually obligated to further limit expenses to 0.95%, 1.45%, 0.70%, 1.20%, 0.95% and 0.70% for Class A, Class C, Class I, Class R, Class T and Class W shares respectively, through October 1, 2021. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. Termination or modification of these obligations requires approval by the Fund's board.